                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended                      June 30, 2003


Check here if Amendment                [ ]    Amendment Number :
This Amendment (Check only one.):                                   ------
                                       [ ]     is a restatement
                                       [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
         ------------------------------
Address: 645 Fifth Avenue, 21st Floor
         ------------------------------
         New York, NY  10022
         ------------------------------

Form 13F File Number:  28-    5391
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
         ----------------------------------
Title:   General Counsel, MSD Capital, L.P.
         ----------------------------------
Phone:   (212) 303-1668
         ----------------------------------

Signature, Place, and Date of Signing:

/s/ Marc R. Lisker                        New York, NY          August 14, 2003
---------------------------------------   -------------         ---------------
         (Signature)                      (City, State)             (Date)

Report Type ( Check only one.):

[X]      13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

  I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                                --------
Form 13F Information Table Entry Total:                5
                                                --------
Form 13F Information Table Value Total:          104,160 (thousands)
                                                --------



PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

     COLUMN 1          COLUMN 2   COLUMN 3   COLUMN 4               COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
--------------------   --------  ---------  ---------   ---------------------------- ----------  --------- -----------------------
                                                                                                                VOTING AUTORITY
  NAME OF ISSUER       TITLE OF    CUSIP      VALUE       SHRS OR   SH/PRN  PUT/CALL INVESTMENT    OTHER   -----------------------
                        CLASS               (X $1,000)    PRN AMT                    DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------   --------  ---------  ---------   ----------  ------  -------- ----------  --------- ---------  ------  ----
EXE TECHNOLOGIES INC   COM NEW   301504601       180        35,714     SH               SOLE                  35,714     0     0
IHOP CORP              COM       449623107    78,901     2,100,100     SH               SOLE               2,100,100     0     0
I-MANY INC             COM       44973Q103       836       788,649     SH               SOLE                 788,649     0     0
MCKESSON CORP          COM       58155Q103     5,182       145,000     SH               SOLE                 145,000     0     0
STEAK N SHAKE CO       COM       857873103    19,061     1,249,900     SH               SOLE               1,249,900     0     0


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.